Credit Risk - Summary of Residential Mortgages by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 208,750	£ 207,287
Impairment loss allowances	1,303	785
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	166,730	165,356
Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	166,730	165,356
Impairment loss allowances	£ 280	£ 218
Stage 1 ratio	92.72%	94.03%
Stage 2 ratio	6.20%	4.93%
Stage 3 ratio	1.09%	1.05%
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 154,586	£ 155,477
Stage 1 | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	154,586	155,477
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,345	8,157
Stage 2 | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,345	8,157
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,799	£ 1,722
Stage 3 ratio	1.09%	1.05%
Stage 3 | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,799	£ 1,722